Consolidated Statements of Operations (Details 4) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statements Of Operations [Abstract]
Depreciation, amortization and depletion		$ 5,712	$ 6,732	$ 11,951
Employee benefits expenses	[1]	$ 18,403	$ 21,016	$ 31,890

[1]	Employee benefits expenses do not include the directors’ fees. For directors’ fees, please see Note 28.